RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	820,406	1,202,627
Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	47,703	447,439
Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	772,703	755,188
Commercial loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,862,835	19,358,216
Collateral Guarantees	20,916,299	18,737,884
Commercial loans | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,203,110	18,133,215
Collateral Guarantees	19,372,921	17,679,213
Commercial loans | Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,659,725	1,225,001
Collateral Guarantees	1,543,378	1,058,671
Commercial loans | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	681,719	638,247
Commercial loans | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	47,703	126,642
Commercial loans | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	634,016	511,605
Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	832	560
Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	832	560
Financial leasing | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	137,855	563,820
Financial leasing | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees		320,797
Financial leasing | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Collateral Guarantees	137,855	243,023
Gross carrying amount | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,905,936	6,651,883
Gross carrying amount | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,435	201,412
Gross carrying amount | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,801,501	6,450,471
Gross carrying amount | Loan portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	182,128,114	176,881,841	$ 166,372,717
Gross carrying amount | Loan portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,864,619	10,273,912	8,026,341
Gross carrying amount | Commercial loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,306,719	92,550,025	89,776,600
Gross carrying amount | Commercial loans | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,839,328	6,667,944	4,722,249
Gross carrying amount | Commercial loans | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,069,822	5,873,899
Gross carrying amount | Commercial loans | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,450	85,531
Gross carrying amount | Commercial loans | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,002,372	5,788,368
Gross carrying amount | Loans to consumers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59,587,929	55,200,581	50,156,130
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,373,053	2,208,944	2,291,183
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,177	2,604
Gross carrying amount | Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,177	2,604
Gross carrying amount | Financial leasing
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,161,757	11,426,176	10,929,300
Gross carrying amount | Financial leasing | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,046,411	963,860	701,786
Gross carrying amount | Financial leasing | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	832,937	775,380
Gross carrying amount | Financial leasing | Credit-impaired | Lifetime ECL | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,985	115,881
Gross carrying amount | Financial leasing | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	795,952	659,499
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,557,039)	(8,611,594)	(5,875,018)
Accumulated impairment | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,262,232)	(5,291,229)
Accumulated impairment | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,437,611)	(2,428,132)
Accumulated impairment | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,437,611)	(2,428,132)
Accumulated impairment | Loan portfolio
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,185,797)	(8,196,187)	(5,618,481)
Accumulated impairment | Loan portfolio | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,173,927)	(5,174,267)	(3,807,534)
Accumulated impairment | Commercial loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,739,330)	(3,937,449)	(2,659,322)
Accumulated impairment | Commercial loans | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,905,794)	(3,051,088)	(2,074,831)
Accumulated impairment | Commercial loans | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,150,877)	(2,195,263)
Accumulated impairment | Commercial loans | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,150,877)	(2,195,263)
Accumulated impairment | Loans to consumers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,548,580)	(3,442,311)	(2,456,791)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,620,779)	(1,553,365)	(1,354,051)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,238)	(1,813)
Accumulated impairment | Loans to consumers | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,238)	(1,813)
Accumulated impairment | Financial leasing
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(501,825)	(471,007)	(297,319)
Accumulated impairment | Financial leasing | Credit-impaired | Lifetime ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(404,606)	(368,352)	$ (237,034)
Accumulated impairment | Financial leasing | Credit-impaired | Lifetime ECL | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(284,496)	(231,056)
Accumulated impairment | Financial leasing | Credit-impaired | Lifetime ECL | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (284,496)	$ (231,056)